SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT) (Details) (Parenthetical) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables
Accrued income	$ 1,839,023	$ 1,616,064